Filed pursuant to Rule 497(e)
Registration Nos. 333-215588; 811-23226
Teucrium Agricultural Strategy No K-1 ETF (TILL)
Teucrium AiLA Long-Short Agriculture Strategy ETF (OAIA)

each, a series of Listed Funds Trust

Supplement dated July 18, 2024
to the Prospectus dated August 31, 2023, as supplemented

This supplement makes the following amendments to disclosures in the Prospectus dated August 31, 2023.

Effective July 18, 2024, the Funds’ distributor will be PINE Distributors LLC. All references to the Funds’ current distributor, Foreside Fund Services, LLC are hereby replaced with PINE Distributors LLC.

The first paragraph of the disclosure in the section entitled “Management - Other Service Providers” beginning on page 39 is amended as set forth below:

PINE Distributors LLC (the “Distributor”) is located at 501 South Cherry Street, Suite 610, Denver, CO 80246, and serves as distributor and principal underwriter to the Funds. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. Shares of the Funds are offered on a continuous basis.

The information in the table for “Distributor” on the back cover of the prospectus is amended as set forth below:

Distributor	PINE Distributors LLC 501 South Cherry Street, Suite 610 Denver, Colorado 80246

Please retain this supplement with your Prospectus

Teucrium Agricultural Strategy No K-1 ETF (TILL)
Teucrium AiLA Long-Short Agriculture Strategy ETF (OAIA)

each, a series of Listed Funds Trust

Supplement dated July 18, 2024
to the Statement of Additional Information (“SAI”)
dated August 31, 2023, as supplemented

This supplement makes the following amendments to disclosures in the SAI dated August 31, 2023.

Effective July 18, 2024, the Funds’ distributor will be PINE Distributors LLC. All references to the Funds’ current distributor, Foreside Fund Services, LLC are hereby replaced with PINE Distributors LLC.

In the section entitled “Distributor” beginning on page 22, the first paragraph is amended as set forth below:

The Trust and PINE Distributors LLC, (the “Distributor”), are parties to a distribution agreement (the “Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Trust and distributes Shares of each Fund. Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Shares in amounts less than a Creation Unit and does not maintain a secondary market in Shares. The principal business address of the Distributor is 501 South Cherry Street, Suite 610, Denver, CO 80246.

Please retain this supplement with your Statement of Additional Information